VIRTUS Newfleet Short Duration High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022
($ reported in thousands)
	Par Value	Value
U.S. Government Security—1.3%
U.S. Treasury Note 2.750%, 7/31/23	$ 7,000	$ 6,924
Total U.S. Government Security (Identified Cost $6,943)		6,924

Corporate Bonds and Notes—88.8%
Communication Services—14.3%
Banijay Entertainment SASU 144A 5.375%, 3/1/25(1)	4,092	3,867
Connect Finco S.a.r.l. 144A 6.750%, 10/1/26(1)	11,640	10,787
CSC Holdings LLC 5.250%, 6/1/24	5,890	5,484
DirecTV Financing LLC 144A 5.875%, 8/15/27(1)	11,250	10,065
DISH DBS Corp. 144A 5.250%, 12/1/26(1)	13,850	11,666
Millennium Escrow Corp. 144A 6.625%, 8/1/26(1)	21,450	13,729
Radiate Holdco LLC 144A 4.500%, 9/15/26(1)	7,285	5,352
Summer BC Bidco B LLC 144A 5.500%, 10/31/26(1)	5,054	4,101
Townsquare Media, Inc. 144A 6.875%, 2/1/26(1)	5,334	4,734
Univision Communications, Inc.
144A 5.125%, 2/15/25(1)	2,000	1,905
144A 6.625%, 6/1/27(1)	5,000	4,824
		76,514

Consumer Discretionary—10.8%
Caesars Entertainment, Inc. 144A 6.250%, 7/1/25(1)	5,945	5,777
CCM Merger, Inc. 144A 6.375%, 5/1/26(1)	900	848
Clarios Global LP 144A 6.750%, 5/15/25(1)	720	722
eG Global Finance plc
144A 6.750%, 2/7/25(1)	6,250	5,456
144A 8.500%, 10/30/25(1)	11,104	10,345
Ford Motor Credit Co. LLC 7.350%, 11/4/27	6,310	6,466
Gates Global LLC 144A 6.250%, 1/15/26(1)	5,873	5,667
Goodyear Tire & Rubber Co. (The) 9.500%, 5/31/25	2,200	2,261
Hilton Worldwide Finance LLC 4.875%, 4/1/27	2,165	2,061
	Par Value	Value

Consumer Discretionary—continued
NMG Holding Co., Inc. 144A 7.125%, 4/1/26(1)	$ 5,000	$ 4,686
Royal Caribbean Cruises Ltd. 144A 9.250%, 1/15/29(1)	177	182
Sally Holdings LLC 5.625%, 12/1/25	3,534	3,404
SeaWorld Parks & Entertainment, Inc. 144A 8.750%, 5/1/25(1)	3,500	3,583
Six Flags Theme Parks, Inc. 144A 7.000%, 7/1/25(1)	3,526	3,550
Wynn Resorts Finance LLC 144A 7.750%, 4/15/25(1)	2,800	2,784
		57,792

Consumer Staples—1.5%
Energizer Holdings, Inc. 144A 6.500%, 12/31/27(1)	5,500	5,234
Spectrum Brands, Inc. 5.750%, 7/15/25	3,099	3,064
		8,298

Energy—15.3%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(1)	5,000	4,963
CITGO Petroleum Corp. 144A 7.000%, 6/15/25(1)	2,375	2,316
Cloud Peak Energy Resources LLC PIK 12.000%, 5/1/25(2)(3)	2,860	2,641
CVR Energy, Inc. 144A 5.250%, 2/15/25(1)	17,094	15,727
Delek Logistics Partners LP 144A 7.125%, 6/1/28(1)	2,000	1,804
EQM Midstream Partners LP
144A 6.000%, 7/1/25(1)	2,937	2,834
144A 7.500%, 6/1/27(1)	950	930
Holly Energy Partners LP 144A 6.375%, 4/15/27(1)	2,500	2,456
New Fortress Energy, Inc. 144A 6.750%, 9/15/25(1)	10,000	9,458
NuStar Logistics LP 5.750%, 10/1/25	5,200	4,999
PBF Holding Co. LLC 7.250%, 6/15/25	16,500	16,304
PBF Logistics LP 6.875%, 5/15/23	11,912	11,897
	Par Value	Value

Energy—continued
SM Energy Co. 5.625%, 6/1/25	$ 3,000	$ 2,880
Targa Resources Partners LP 6.500%, 7/15/27	3,000	3,019
		82,228

Financials—8.7%
Albion Financing 1 S.a.r.l. 144A 6.125%, 10/15/26(1)	3,000	2,675
Albion Financing 2 S.a.r.l. 144A 8.750%, 4/15/27(1)	6,000	5,109
Blackstone Mortgage Trust, Inc. 144A 3.750%, 1/15/27(1)	3,000	2,580
Castlelake Aviation Finance DAC 144A 5.000%, 4/15/27(1)	7,500	6,526
LD Holdings Group LLC 144A 6.500%, 11/1/25(1)	10,025	6,756
PennyMac Financial Services, Inc. 144A 5.375%, 10/15/25(1)	2,750	2,478
Prudential Financial, Inc. 5.625%, 6/15/43	5,000	4,913
SLM Corp. 4.200%, 10/29/25	8,950	8,189
Starwood Property Trust, Inc. 144A 3.750%, 12/31/24(1)	900	845
United Wholesale Mortgage LLC 144A 5.500%, 11/15/25(1)	7,200	6,484
		46,555

Health Care—4.9%
Akumin, Inc. 144A 7.000%, 11/1/25(1)	10,875	7,788
HCA, Inc. 5.375%, 2/1/25	1,500	1,498
RP Escrow Issuer LLC 144A 5.250%, 12/15/25(1)	6,400	4,887
Select Medical Corp. 144A 6.250%, 8/15/26(1)	2,000	1,902
Tenet Healthcare Corp.
4.625%, 7/15/24	1,764	1,720
144A 4.625%, 9/1/24(1)	2,000	1,943
Teva Pharmaceutical Finance Netherlands III B.V.
6.000%, 4/15/24	3,000	2,942
7.125%, 1/31/25	3,700	3,650
		26,330

See Notes to Schedule of Investments

VIRTUS Newfleet Short Duration High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Par Value	Value

Industrials—12.2%
Brink’s Co. (The) 144A 5.500%, 7/15/25(1)	$ 5,000	$ 4,909
Chart Industries, Inc. 144A 7.500%, 1/1/30(1)	170	171
Fly Leasing Ltd. 144A 7.000%, 10/15/24(1)	10,990	8,524
Fortress Transportation & Infrastructure Investors LLC 144A 6.500%, 10/1/25(1)	7,792	7,326
Global Aircraft Leasing Co. Ltd. PIK 144A 6.500%, 9/15/24(1)(4)	11,627	9,883
Mileage Plus Holdings LLC 144A 6.500%, 6/20/27(1)	8,506	8,456
Prime Security Services Borrower LLC 144A 5.250%, 4/15/24(1)	6,000	5,894
TransDigm, Inc. 5.500%, 11/15/27	5,200	4,883
Uber Technologies, Inc. 144A 8.000%, 11/1/26(1)	10,459	10,495
WESCO Distribution, Inc. 144A 7.125%, 6/15/25(1)	5,000	5,063
		65,604

Information Technology—12.7%
ACI Worldwide, Inc. 144A 5.750%, 8/15/26(1)	8,500	8,235
ams-OSRAM AG 144A 7.000%, 7/31/25(1)	5,250	4,940
Bread Financial Holdings, Inc.
144A 4.750%, 12/15/24(1)	14,000	12,414
144A 7.000%, 1/15/26(1)	6,000	5,220
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(1)	7,250	6,781
144A 6.500%, 10/15/28(1)	5,900	5,427
Shift4 Payments LLC 144A 4.625%, 11/1/26(1)	15,250	14,408
Veritas U.S., Inc. 144A 7.500%, 9/1/25(1)	7,250	4,993
	Par Value	Value

Information Technology—continued
Viasat, Inc.
144A 5.625%, 9/15/25(1)	$ 1,450	$ 1,345
144A 5.625%, 4/15/27(1)	4,550	4,133
		67,896

Materials—2.9%
Arconic Corp. 144A 6.000%, 5/15/25(1)	2,000	1,966
LSB Industries, Inc. 144A 6.250%, 10/15/28(1)	14,750	13,496
		15,462

Real Estate—2.7%
Forestar Group, Inc. 144A 3.850%, 5/15/26(1)	4,000	3,507
HAT Holdings I LLC 144A 3.375%, 6/15/26(1)	2,000	1,737
Newmark Group, Inc. 6.125%, 11/15/23	9,197	9,110
		14,354

Utilities—2.8%
Calpine Corp. 144A 5.250%, 6/1/26(1)	1,096	1,044
Ferrellgas LP 144A 5.375%, 4/1/26(1)	4,835	4,398
Sunnova Energy Corp. 144A 5.875%, 9/1/26(1)	10,500	9,381
		14,823

Total Corporate Bonds and Notes (Identified Cost $535,396)		475,856

Leveraged Loans—7.1%
Energy—1.7%
Prairie ECI Acquiror LP (1 month LIBOR + 4.750%) 9.134%, 3/11/26(5)	9,200	8,924
Financials—1.3%
Asurion LLC Tranche B-8 (1 month LIBOR + 3.250%) 7.634%, 12/23/26(5)	7,927	7,051
	Par Value	Value

Forest Prod / Containers—0.7%
Mauser Packaging Solutions Holding Co. (1 month LIBOR + 3.250%) 7.370%, 4/3/24(5)	$ 3,780	$ 3,686
Gaming / Leisure—0.6%
Playa Resorts Holding B.V. (3 month Term SOFR + 4.250%) 0.000%, 1/5/29(5)	3,000	2,983
Media / Telecom - Diversified Media—0.5%
Summer BC Bidco B LLC Tranche B-2 (3 month LIBOR + 4.500%) 9.230%, 12/4/26(5)	2,963	2,740
Service—2.3%
APX Group, Inc. (1-3 month LIBOR + 3.250%) 6.730% - 9.750%, 7/10/28(5)	9,875	9,730
Pike Corp. 2028, Tranche B (1 month Term SOFR + 3.500%) 7.823%, 1/21/28(5)	1,162	1,151
Spin Holdco, Inc. (3 month LIBOR + 4.000%) 8.765%, 3/4/28(5)	1,965	1,650
		12,531

Total Leveraged Loans (Identified Cost $39,415)		37,915

	Shares
Preferred Stock—0.9%
Industrials—0.9%
General Electric Co. Series D, (3 month LIBOR + 3.330%), 8.099%(5)	5,000(6)	4,912
Total Preferred Stock (Identified Cost $4,850)		4,912

See Notes to Schedule of Investments

VIRTUS Newfleet Short Duration High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Shares	Value

Common Stocks—0.0%
Energy—0.0%
Cloud Peak Energy, Inc.(2)(7)(8)	40,020	$ —
Total Common Stocks (Identified Cost $—)		—

Total Long-Term Investments—98.1% (Identified Cost $586,604)		525,607

Short-Term Investment—2.9%
Money Market Mutual Fund—2.9%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.033%)(9)	15,777,617	15,778
Total Short-Term Investment (Identified Cost $15,778)		15,778

TOTAL INVESTMENTS—101.0% (Identified Cost $602,382)		$541,385
Other assets and liabilities, net—(1.0)%		(5,618)
NET ASSETS—100.0%		$535,767
Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2022, these securities amounted to a value of $374,471 or 69.9% of net assets.
(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	100% of the income received was in cash.
(4)	100% of the income received was in PIK.
(5)	Variable rate security. Rate disclosed is as of December 31, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(6)	Value shown as par value.
(7)	Non-income producing.
(8)	All or a portion of the security is restricted.
(9)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	84%
Luxembourg	3
United Kingdom	3
Cayman Islands	2
Netherlands	2
Bermuda	2
Canada	1
Other	3
Total	100%
† % of total investments as of December 31, 2022.
See Notes to Schedule of Investments

VIRTUS Newfleet Short Duration High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of December 31, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$475,856	$—	$475,856	$—
Leveraged Loans	37,915	—	37,915	—
U.S. Government Security	6,924	—	6,924	—
Equity Securities:
Preferred Stock	4,912	—	4,912	—
Common Stocks	—	—	—	—(1)
Money Market Mutual Fund	15,778	15,778	—	—
Total Investments	$541,385	$15,778	$525,607	$—(1)

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with  an end of period value of $2,641 were transferred from Level 3 to Level 2 due to a increase in trading  activities at period end.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended December 31, 2022.
See Notes to Schedule of Investments

VIRTUS Newfleet Short Duration High Income Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.